ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Release of foreign currency translation relating to acquisition of non-controlling interest	$ 178	$ 178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(5,415)	(6,308)
Total	$ (5,965)	$ (6,858)